Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
21	Subsequent Events

On
January 2, 2018,
the Compensation Committee recommended to the Board of Directors (the “Board”) of the Company and the Board approved an award of
$2,250,
in cash as incentive compensation to Mr. Evangelos J. Pistiolis, or his nominee, to be distributed at his own discretion amongst executives pursuant to an employment agreement between the Company and Central Mare Inc. dated
September 1, 2010.

On
January 2, 2018,
the Compensation Committee recommended to the Board and the Board approved an award of
$1,250,
in cash as incentive compensation to CSM, pursuant to the management agreement between the Company and CSM dated
March 10, 2014.

On
January 5, 2018,
the Company entered into an Amendment to the Note Purchase Agreement with Crede, pursuant to which the Company issued an unsecured promissory note in the original principal amount of
$5,369
with a single revolving option for additional
$4,631.
On
February 9, 2018
the Note Purchase Agreement was further amended to increase the last revolving option to
$6,400
and on the same date the Company exercised said option in full.

On
January 31, 2018
the Company acquired:

a.
100%
of the issued and outstanding shares of PCH Dreaming Inc., a Marshall Islands company that has entered into a new building contract for a high specification
50,000
dwt Medium Range (“MR”) product/chemical tanker under construction at Hyundai Mipo Dockyard Co., Ltd. in South Korea and scheduled for delivery during
March 2019.
The Company has acquired the shares from Ships International Inc., an entity affiliated with the Company’s Chief Executive Officer, for an aggregate purchase price of
$3,950.
Following its delivery, the vessel will enter into a time charter with an entity affiliated with the seller for a firm duration of one
year at a gross daily rate of
$16,000,
with a charterer’s option to extend for
two
additional years at
$17,000
and
$18,000,
respectively. The acquisition of PCH Dreaming Inc. created contractual commitments to the Company amounting to
$35,800,
as
no
amounts had been previously paid to the shipyard by the seller.

b.
100%
of the issued and outstanding shares of South California Inc., a Marshall Islands company that has entered into a new building contract for a high specification, scrubber-equipped,
157,000
dwt Suezmax Crude Oil Carrier under construction at Hyundai Samho Heavy Industries Co. Ltd. in South Korea and scheduled for delivery during
April 2019.
The Company has acquired the shares from the seller for an aggregate purchase price of
$8,950.
Following its delivery, the vessel will enter into a time charter with an entity affiliated with the Seller for a firm duration of one
year at a gross daily rate of
$25,000,
with a charterer’s option to extend for
two
additional years at
$26,000
and
$27,000,
respectively. The acquisition of South California Inc. created contractual commitments to the Company amounting to
$57,843,
as
no
amounts had been previously paid to the shipyard by the seller.

c.
100%
of the issued outstanding shares of Malibu Warrior Inc., a Marshall Islands company that has entered into a new building contract for a high specification, scrubber-equipped,
157,000
dwt Suezmax Crude Oil Carrier under construction at Hyundai Samho Heavy Industries Co. Ltd. in South Korea and scheduled for delivery during
May 2019.
The Company has acquired the shares from the seller for an aggregate purchase price of
$8,950.
Following its delivery, the vessel will enter into a time charter with an entity affiliated with the Seller for a firm duration of one
year at a gross daily rate of
$25,000,
with a charterer’s option to extend for
two
additional years at
$26,000
and
$27,000,
respectively. The acquisition of Malibu Warrior Inc. created contractual commitments to the Company amounting to
$57,842,
as
no
amounts had been previously paid to the shipyard by the seller.

d.
10%
of the issued and outstanding shares of Eco Seven Inc., a Marshall Islands company that owns M/T Stena Elegance, a high specification
50,000
dwt MR product/chemical tanker delivered in
February 2017
at Hyundai Vinashin. The Company has acquired the shares from an entity affiliated with the Company’s Chief Executive Officer for an aggregate purchase price of
$1,600.
As a result of the transaction the Company will own
100%
of the issued and outstanding shares of Eco Seven Inc.

Each of the acquisitions was approved by a special committee of the Company’s board of directors, (the "Transaction Committee"), of which all of the directors were independent. In the course of its deliberations, the Transaction Committee hired and obtained an opinion on the fairness of the consideration of this transaction from two
independent financial advisors.

On
March 12, 2018
our
50%
owned subsidiaries City of Athens and in Eco Nine entered into a loan agreement with ABN Amro Bank for a senior debt facility of up to
$35,896
to fund, the delivery of M/T Eco Holmby Hills and M/T Eco Palm Springs (
$17,948
for each vessel). The loan will be payable in
20
consecutive quarterly installments of
$299
per vessel, commencing
three
months from draw down, and a balloon payment of
$11,968
per vessel payable together with the last installment. The credit facility will bear interest at LIBOR plus a margin of
2.90%.

On
March 15, 2018,
our
50%
owned subsidiary City of Athens took delivery of M/T Eco Holmby Hills, a
50,000
dwt newbuilding product/chemical tanker constructed at the Hyundai Mipo Vinashin shipyard. On
March 20, 2018
the vessel commenced its' time charter agreement with Clearlake Shipping Pte Ltd.